Note 11 - Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended June 30,		Six months ended June 30,
	2020	2021	2020	2021
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(12,753)	$(19,308)	$(28,837)	$(36,296)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	27,921,026	39,010,855	27,826,737	39,007,749

Net loss per share —basic and diluted	$(0.46)	$(0.49)	$(1.04)	$(0.93)